Credit from Banks and Others (Narratives) (Details) ₪ in Millions, R$ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Apr. 30, 2022 BRL (R$)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 ILS (₪)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Borrowings From Banks And Others [Line Items]
Total guarantees the Company provided including to an associated Company						$ 127		$ 93
Limit guarantees and indemnities to third parties up to an agreed amount						550
Utilization of the securitization facility						$ 233		$ 180
Net debt to EBITDA under securitization agreements						4.75
Percentage of direct and indirect scope of sustainability performance targets					25.00%	25.00%
Amount of securitization agreements with committed value						$ 300
Amount of securitization agreements with uncommitted value						$ 100
Percentage of voting rights						25.00%
Increased (decreased) revolving credit facility capacity							$ (100)
Revolving credit facility							1,100
Total expected credit facility from all banks							$ 1,000
Private Placement Bond [Member]
Borrowings From Banks And Others [Line Items]
Repayments of bonds					₪ 15	$ 4
Series E Bond [Member]
Borrowings From Banks And Others [Line Items]
Repayments of bonds			₪ 392	$ 123
MUFG Bank [Member]
Borrowings From Banks And Others [Line Items]
Repayments of bonds | R$	R$ 180
Terminate credit facility	R$ 230	$ 48